Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36430
Entity Registrant Name	Tuniu Corporation
Entity Central Index Key	0001597095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6, 8-12th Floor, Building 6-A, Juhuiyuan
Entity Address, Address Line Two	No. 108 Xuanwudadao
Entity Address, Address Line Three	Xuanwu District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210023
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1424
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	TOUR
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	354,006,112
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,373,500
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	6, 8-12th Floor, Building 6-A, Juhuiyuan
Entity Address, Address Line Two	No. 108 Xuanwudadao
Entity Address, Address Line Three	Xuanwu District
Entity Address, City or Town	Nanjing
Entity Address, Country	CN
Entity Address, Postal Zip Code	210023
City Area Code	86
Local Phone Number	86853969
Contact Personnel Name	Mr. Anqiang Chen
Contact Personnel Email Address	ir@tuniu.com